Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
THIRD AVENUE VALUE FUND Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	(2.21%)	20.17%	17.46%	22.37%	7.75%	12.85%	(20.83%)	14.15%	13.39%	(8.37%)
THIRD AVENUE SMALL-CAP VALUE FUND Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	3.56%	21.88%	(1.82%)	25.84%	(2.96%)	22.81%	(12.37%)	8.86%	26.27%	(6.66%)
THIRD AVENUE REAL ESTATE VALUE FUND Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	14.37%	23.27%	(26.54%)	30.54%	(8.23%)	21.13%	(19.91%)	22.17%	5.81%	(3.65%)
Third Avenue International Real Estate Value Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	(5.67%)	13.86%	(18.22%)	18.76%	4.89%	21.28%	(5.85%)	27.11%	(0.88%)	(1.31%)